Empower Core Strategies Inflation-Protected Securities Fund Investment Strategy - Empower Core Strategies Inflation-Protected Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-protected securities (“IPS”) of varying maturities issued by the U.S. Treasury and other U.S. and non-U.S. government agencies and corporations, and other instruments, including inflation-linked swaps, with similar economic characteristics. Designed to provide inflation protection to investors, IPS are income-generating instruments whose interest and principal payments are periodically adjusted according to the rate of inflation. The Fund may invest in derivatives, including but not limited to exchange-traded futures, interest rate swaps and inflation-linked swaps that reference the Consumer Price Index for All Urban Consumers (“CPI-U”) as well as other measures of inflation.The remainder of the Fund’s assets may be invested in other fixed income securities, including corporate bonds, asset-backed securities, mortgage-backed securities, below investment grade securities (commonly known as “high yield securities” or “junk bonds”), Rule 144A fixed income securities, securities issued by foreign corporate and governmental issuers, and U.S. government securities.The Fund’s target duration range under normal interest rate conditions is expected to approximate that of its benchmark index, the Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index, plus or minus one year. As of December 31, 2025, the duration of this index was 4.51 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a three-year effective duration will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Goldman Sachs Asset Management, L.P. (the “Sub-Adviser” or “GSAM”). GSAM seeks to generate consistent risk-adjusted performance by capitalizing on inefficiencies in markets that cause security prices to diverge from their fair value.